Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 4,940	$ 3,714
Investments, held to maturity (net)	6,690	10,699
Prepaid expenses and other current assets	869	863
Total Current Assets	12,499	15,276
Property and Equipment, net	446	446
Other Assets
Restricted cash	101	101
Deposits	70	20
Related party receivable	58	49
Deferred financing costs	44	24
Total Other Assets	273	194
Total Assets	13,218	15,916
Current Liabilities
Accounts payable	1,980	1,367
Accrued expenses and other payables	1,847	806
Current portion of long term debt	3,134	397
Total Current Liabilities	6,961	2,570
Long Term Liabilities
Long term debt, net of discount and current portion	3,612	$ 2,314
Other long term liabilities	150
Total Liabilities	$ 10,723	$ 4,884
Commitments and Contingencies
Stockholders' Equity
Common stock, $.0002 par value; 50,000,000 shares authorized, 8,424,641 and 6,492,622 issued and outstanding at December 31, 2015 and 2014, respectively	$ 1	$ 1
Additional paid in capital	48,567	35,895
Accumulated deficit	(44,430)	$ (24,135)
Accumulated other comprehensive loss	(87)
Total Stockholders' Equity - Less Non-Controlling Interest	4,051	$ 11,761
Non-Controlling Interest	(1,556)	(729)
Total Stockholders' Equity - Heat Biologics, Inc.	2,495	11,032
Total Liabilities and Stockholders' Equity	$ 13,218	$ 15,916